UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_9/30/06________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  11/2/06
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 180

Form 13F Information Table Value Total: $  553,070
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104      501   113567 SH       SOLE                   113567
                                                               246    55863 SH       OTHER   1,2,3                    55863
AT&T Inc                       COM              00206R102     1666    51171 SH       SOLE                    51171
                                                              1538    47248 SH       OTHER   1,2,3                    47248
Abbott Laboratories            COM              002824100     1321    27195 SH       SOLE                    27195
                                                                47      970 SH       OTHER   1,2,3                      970
Abercrombie & Fitch ClA        COM              002896207      217     3125 SH       SOLE                     3125
                                                                81     1160 SH       OTHER   1,2,3                     1160
Advanced Energy Ind            COM              007973100      567    33255 SH       SOLE                    33255
                                                               303    17797 SH       OTHER   1,2,3                    17797
Aeroflex Inc                   COM              007768104      132    12880 SH       SOLE                    12880
                                                                75     7300 SH       OTHER   1,2,3                     7300
Agco Corp                      COM              001084102      386    15210 SH       SOLE                    15210
Allstate Corp                  COM              020002101       56      900 SH       SOLE                      900
                                                               596     9496 SH       OTHER   1,2,3                     9496
Amer. Int'l Group              COM              026874107      428     6452 SH       SOLE                     6452
                                                              2258    34080 SH       OTHER   1,2,3                    34080
Amgen Inc                      COM              031162100      815    11391 SH       SOLE                    11391
                                                               610     8525 SH       OTHER   1,2,3                     8525
Anadarko Petroleum             COM              032511107     2813    64178 SH       SOLE                    64178
                                                              1536    35042 SH       OTHER   1,2,3                    35042
Atmel Corp                     COM              049513104      839   138904 SH       SOLE                   138904
                                                               759   125636 SH       OTHER   1,2,3                   125636
Avon Products Inc              COM              054303102      239     7810 SH       SOLE                     7810
                                                               109     3540 SH       OTHER   1,2,3                     3540
BN Santa Fe                    COM              12189T104     1757    23919 SH       SOLE                    23919
                                                              1321    17992 SH       OTHER   1,2,3                    17992
Bank Amer Corp                 COM              060505104     4639    86592 SH       SOLE                    86592
                                                              3323    62039 SH       OTHER   1,2,3                    62039
Bellsouth Corp                 COM              079860102     1234    28866 SH       SOLE                    28866
                                                               963    22532 SH       OTHER   1,2,3                    22532
Bristol Myers Squibb           COM              110122108       49     1960 SH       SOLE                     1960
                                                               308    12379 SH       OTHER   1,2,3                    12379
Cabot Corp                     COM              127055101     1000    26877 SH       SOLE                    26877
                                                               935    25141 SH       OTHER   1,2,3                    25141
Cephalon Inc                   COM              156708109      398     6450 SH       SOLE                     6450
                                                               127     2060 SH       OTHER   1,2,3                     2060
Chevron Corp                   COM              166764100     1321    20360 SH       SOLE                    20360
                                                              1011    15587 SH       OTHER   1,2,3                    15587
Cimarex Energy Co              COM              171798101      804    22842 SH       SOLE                    22842
                                                               297     8433 SH       OTHER   1,2,3                     8433
Citigroup Inc                  COM              172967101     3317    66789 SH       SOLE                    66789
                                                              2142    43130 SH       OTHER   1,2,3                    43130
Clear Channel Comm.            COM              184502102     3466   120147 SH       SOLE                   120147
                                                              2956   102455 SH       OTHER   1,2,3                   102455
Comcast Corp New Cl A          COM              20030N101     1389    37630 SH       SOLE                    37630
                                                              1048    28402 SH       OTHER   1,2,3                    28402
Conagra Foods Inc              COM              205887102       10      400 SH       SOLE                      400
                                                              1181    48225 SH       OTHER                            48225
ConocoPhillips                 COM              20825c104     4304    72307 SH       SOLE                    72307
                                                              4486    75362 SH       OTHER   1,2,3                    75362
Cooper Tire & Rubber           COM              216831107     2958   294067 SH       SOLE                   294067
                                                              2406   239169 SH       OTHER   1,2,3                   239169
Cost Plus Inc California       COM              221485105     1024    85565 SH       SOLE                    85565
                                                               913    76250 SH       OTHER   1,2,3                    76250
Delphi Automotive              COM              247126105       19    11925 SH       SOLE                    11925
Dollar Tree Stores             COM              256747106     4456   143926 SH       SOLE                   143926
                                                              2748    88748 SH       OTHER   1,2,3                    88748
Encana Corp                    COM              292505104      298     6390 SH       SOLE                     6390
                                                               344     7375 SH       OTHER   1,2,3                     7375
Erie Indemnity Co. Class B     COM              29530P201   294110     2340 SH       OTHER                             2340
Exelon Corp                    COM              30161N101      492     8133 SH       SOLE                     8133
                                                               402     6637 SH       OTHER   1,2,3                     6637
Exxon Mobil                    COM              30231G102      405     6038 SH       SOLE                     6038
                                                                13      192 SH       OTHER                              192
Fannie Mae                     COM              313586109     4971    88908 SH       SOLE                    88908
                                                              3371    60287 SH       OTHER   1,2,3                    60287
Freddie Mac                    COM              313400301     2508    37806 SH       SOLE                    37806
                                                               426     6417 SH       OTHER                             6417
Georgia Gulf Corp              COM              373200203     1266    46185 SH       SOLE                    46185
                                                              1217    44380 SH       OTHER   1,2,3                    44380
Goldman Sachs                  COM              38141G104     3880    22933 SH       SOLE                    22933
                                                              2520    14899 SH       OTHER   1,2,3                    14899
Hillenbrand Inds Inc           COM              431573104      242     4248 SH       OTHER                             4248
Hlth Mgt Assoc Cl A            COM              421933102      201     9609 SH       SOLE                     9609
                                                               102     4896 SH       OTHER   1,2,3                     4896
Home Depot Inc                 COM              437076102      250     6900 SH       SOLE                     6900
                                                              1400    38600 SH       OTHER   1,2,3                    38600
Houston Expl Co                COM              442120101      485     8793 SH       SOLE                     8793
                                                               274     4968 SH       OTHER   1,2,3                     4968
Integrated Device Tech         COM              458118106      167    10385 SH       SOLE                    10385
                                                               133     8275 SH       OTHER   1,2,3                     8275
Intel Corp                     COM              458140100     1701    82715 SH       SOLE                    82715
                                                              1167    56730 SH       OTHER   1,2,3                    56730
Interpool Inc                  COM              46062R108      407    18131 SH       OTHER                            18131
J P Morgan Chase               COM              46625H100     2800    59635 SH       SOLE                    59635
                                                              1962    41791 SH       OTHER   1,2,3                    41791
Johnson & Johnson              COM              478160104     2175    33495 SH       SOLE                    33495
                                                              1739    26780 SH       OTHER   1,2,3                    26780
Johnson Controls Inc           COM              478366107      179     2497 SH       SOLE                     2497
                                                                81     1123 SH       OTHER   1,2,3                     1123
Kindred Healthcare Inc         COM              494580103      305    10255 SH       SOLE                    10255
Kohl's Corp                    COM              500255104     4527    69737 SH       SOLE                    69737
                                                              3415    52601 SH       OTHER   1,2,3                    52601
Kroger Co                      COM              501044101     2351   101591 SH       SOLE                   101591
                                                               106     4574 SH       OTHER   1,2,3                     4574
Lehman Brothers                COM              524908100     2293    31039 SH       SOLE                    31039
                                                              1683    22786 SH       OTHER   1,2,3                    22786
Lilly Eli & Co                 COM              532457108      495     8685 SH       SOLE                     8685
                                                               146     2560 SH       OTHER   1,2,3                     2560
Louisiana Pacific Corp         COM              546347105      147     7832 SH       SOLE                     7832
                                                               226    12055 SH       OTHER                            12055
Lowe's Companies Inc           COM              548661107      833    29678 SH       SOLE                    29678
                                                               776    27656 SH       OTHER   1,2,3                    27656
Merrill Lynch                  COM              590188108     1675    21411 SH       SOLE                    21411
                                                              1477    18879 SH       OTHER   1,2,3                    18879
Micron Technology Inc          COM              595112103     1482    85150 SH       SOLE                    85150
                                                               737    42369 SH       OTHER   1,2,3                    42369
Microsoft Corp                 COM              594918104      747    27300 SH       SOLE                    27300
                                                               254     9300 SH       OTHER                             9300
Morgan Stanley                 COM              617446448      451     6190 SH       SOLE                     6190
                                                               440     6040 SH       OTHER   1,2,3                     6040
National City Corp             COM              635405103     1910    52177 SH       SOLE                    52177
                                                              1077    29433 SH       OTHER   1,2,3                    29433
Norfolk Southern               COM              655844108     2754    62515 SH       SOLE                    62515
                                                              1967    44645 SH       OTHER   1,2,3                    44645
OSI Restaurant Partners        COM              67104A101     4317   136147 SH       SOLE                   136147
                                                              3009    94888 SH       OTHER   1,2,3                    94888
Pfizer Inc                     COM              717081103     4366   153937 SH       SOLE                   153937
                                                              2956   104243 SH       OTHER   1,2,3                   104243
Phelps Dodge Corp.             COM              717265102      244     2880 SH       SOLE                     2880
Photronics Inc                 COM              719405102      820    58011 SH       SOLE                    58011
                                                               746    52787 SH       OTHER   1,2,3                    52787
Plantronics Inc New            COM              727493108     1232    70255 SH       SOLE                    70255
                                                               938    53485 SH       OTHER   1,2,3                    53485
Rita Medical Systems Inc       COM              76774E103       63    20000 SH       SOLE                    20000
Seagate Tech Hldgs             COM              G7945J104      331    14350 SH       SOLE                    14350
Smithfield Foods Inc           COM              832248108     3308   122436 SH       SOLE                   122436
                                                              2954   109315 SH       OTHER   1,2,3                   109315
Southwest Airlines Co          COM              844741108      270    16227 SH       SOLE                    16227
                                                               339    20331 SH       OTHER   1,2,3                    20331
Sovereign Bancorp Inc          COM              845905108      342    15886 SH       OTHER                            15886
Steel Dynamics Inc             COM              858119100      283     5615 SH       SOLE                     5615
                                                               203     4030 SH       OTHER   1,2,3                     4030
Suntrust Banks Inc             COM              867914103     1100    14240 SH       SOLE                    14240
                                                               944    12210 SH       OTHER   1,2,3                    12210
Telephone & Data Systems Speci COM              879433860      483    11818 SH       OTHER                            11818
The Southern Company           COM              842587107     1619    46982 SH       SOLE                    46982
                                                               921    26718 SH       OTHER   1,2,3                    26718
Unumprovident Corp             COM              91529Y106      809    41721 SH       SOLE                    41721
                                                               528    27218 SH       OTHER   1,2,3                    27218
Verizon Comm                   COM              92343V104     1967    52983 SH       SOLE                    52983
                                                              1053    28358 SH       OTHER   1,2,3                    28358
Wachovia Corp - New            COM              929903102     1588    28459 SH       SOLE                    28459
                                                              1455    26080 SH       OTHER   1,2,3                    26080
Wal-Mart Stores Inc            COM              931142103     1761    35697 SH       SOLE                    35697
                                                              1353    27433 SH       OTHER   1,2,3                    27433
Watson Pharmaceuticals         COM              942683103     3065   117134 SH       SOLE                   117134
                                                              2143    81901 SH       OTHER   1,2,3                    81901
Weyerhaeuser Co                COM              962166104      166     2695 SH       SOLE                     2695
                                                                77     1245 SH       OTHER   1,2,3                     1245
Wyeth                          COM              983024100      558    10967 SH       SOLE                    10967
                                                              1097    21577 SH       OTHER   1,2,3                    21577
Zale Corporation               COM              988858106     1021    36800 SH       SOLE                    36800
                                                               523    18865 SH       OTHER   1,2,3                    18865
ADR Aegon N V                  ADR              007924103     2146   114357 SH       SOLE                   114357
                                                              1733    92324 SH       OTHER   1,2,3                    92324
ADR BP PLC                     ADR              055622104      315     4800 SH       SOLE                     4800
ADR Deutsche Telekom           ADR              251566105      584    36771 SH       OTHER                            36771
ADR Nokia                      ADR              654902204      306    15553 SH       SOLE                    15553
                                                               307    15608 SH       OTHER   1,2,3                    15608
ADR Royal Dutch Shell Plc Spon ADR              780259206     1124    17000 SH       SOLE                    17000
Gabelli Div & Inc Tr                            36242H104      104     5402 SH       SOLE                     5402
                                                               111     5758 SH       OTHER   1,2,3                     5758
Midcap SPDR Trust Ser 1                         595635103      542     3934 SH       SOLE                     3934
SPDR Trust Series 1                             78462F103     4603    34457 SH       SOLE                    34457
Vanguard Total Stock Market VI                  922908769     1975    15025 SH       SOLE                    15025
iShares Russel 2000                             464287655      392     5446 SH       SOLE                     5446
Pioneer Tax Adv Balance Fud                     72388R101      132     9905 SH       SOLE                     9905
                                                                 2      180 SH       OTHER                              180
iShares Lehman 1-3 Yr Tsy Bd F                  464287457     2025    25204 SH       SOLE                    25204
                                                                10      126 SH       OTHER                              126
iShares Lehman Aggregate Bond                   464287226     1226    12244 SH       SOLE                    12244
Ishares Inc Msci Japan                          464286848     2722   201000 SH       SOLE                   201000
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1713    25510 SH       SOLE                    25510
iShares MSCI EAFE Index Fund                    464287465    35497   523934 SH       SOLE                   523934
                                                               155     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     2071    21398 SH       SOLE                    21398
                                                                 9       95 SH       OTHER                               95
iShares MSCI Taiwan                             464286731     1905   148795 SH       SOLE                   148795